Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases Disclosure [Abstract]
Movement in right-of-use assets and lease liabilities
The movements in 2022 and 2021 were as follows:

Right-of-use assets	Land and buildings[1] £m	Plant and machinery £m	Total £m
1 January 2021	1,461.8	42.7	1,504.5
Additions	264.6	17.2	281.8
Transfers to net investment in subleases	(26.9)	—	(26.9)
Disposals	(53.6)	(1.3)	(54.9)
Depreciation of right-of-use assets	(254.7)	(18.2)	(272.9)
Impairment charges included within restructuring costs	(18.9)	(0.4)	(19.3)
Other reversals	6.8	—	6.8
Exchange adjustments	(22.1)	(1.9)	(24.0)
31 December 2021	1,357.0	38.1	1,395.1
Additions	363.8	23.8	387.6
Transfers to net investment in subleases	(7.0)	—	(7.0)
Disposals	(42.2)	(0.8)	(43.0)
Depreciation of right-of-use assets	(245.3)	(16.9)	(262.2)
Impairment charges included within restructuring costs	(33.3)	(0.2)	(33.5)
Exchange adjustments	89.2	2.3	91.5
31 December 2022	1,482.2	46.3	1,528.5
Note
[1]For the years ended 31 December 2022 and 2021, the Company has £18.5 million and £38.5 million of right-of-use assets that are classified as investment property, respectively.

Lease liabilities	Land and buildings £m	Plant and machinery £m	Total £m
1 January 2021	2,111.8	44.5	2,156.3
Additions	277.0	16.1	293.1
Interest expense related to lease liabilities	89.7	1.2	90.9
Disposals	(64.2)	(1.9)	(66.1)
Repayment of lease liabilities (including interest)	(390.6)	(18.5)	(409.1)
Exchange adjustments	(21.2)	(2.1)	(23.3)
31 December 2021	2,002.5	39.3	2,041.8
Additions	353.6	23.7	377.3
Interest expense related to lease liabilities	94.2	1.5	95.7
Disposals	(46.1)	(1.9)	(48.0)
Repayment of lease liabilities (including interest)	(385.6)	(16.4)	(402.0)
Exchange adjustments	143.6	2.2	145.8
31 December 2022	2,162.2	48.4	2,210.6

Summary of Lease Expense charged to operating profit and amounts charged to finance costs
The following table shows the breakdown of the lease expense between amounts charged to operating profit and amounts charged to finance costs:

	2022	2021	2020
	£m	£m	£m
Depreciation of right-of-use assets:
Land and buildings	(245.3)	(254.7)	(312.1)
Plant and machinery	(16.9)	(18.2)	(19.8)
Impairment charges	(33.5)	(12.5)	(125.1)
Short-term lease expense	(20.2)	(18.0)	(36.7)
Low-value lease expense	(1.9)	(2.3)	(2.3)
Variable lease expense	(57.3)	(56.2)	(65.4)
Sublease income	18.6	17.3	25.3
Charge to operating profit	(356.5)	(344.6)	(536.1)
Interest expense related to lease liabilities	(95.7)	(90.9)	(101.0)
Charge to profit before taxation for leases	(452.2)	(435.5)	(637.1)

Disclosure of Maturity of lease liabilities
The maturity of lease liabilities at 31 December 2022 and 2021 were as follows:

	2022	2021
	£m	£m
Within one year	379.1	369.7
Between one and two years	337.7	321.9
Between two and three years	293.0	273.7
Between three and four years	252.3	229.1
Between four and five years	234.8	199.1
Over five years	1,328.5	1,227.1
	2,825.4	2,620.6
Effect of discounting	(614.8)	(578.8)
Lease liability at end of year	2,210.6	2,041.8
Short-term lease liability	282.4	279.7
Long-term lease liability	1,928.2	1,762.1